AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 88.7%
Commercial Mortgage-Backed Securities — 19.9%
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	28	$ 27,886
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	77
Series 2014-UBS04, Class A2
2.963%	08/10/47	4	4,177
Series 2015-LC21, Class A4
3.708%	07/10/48	60	63,777
Series 2015-PC01, Class A5
3.902%	07/10/50	60	63,051
Series 2018-COR03, Class A3
4.228%	05/10/51	40	43,311
FHLMC Multifamily Structured Pass-Through Certificates,
Series K083, Class AM
4.030%(cc)	10/25/28	80	95,348
Series K736, Class X1, IO
1.312%(cc)	07/25/26	700	45,625
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	31	31,080
Series 2014-GC22, Class A3
3.516%	06/10/47	46	46,195
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	18	17,555
Series 2017-JP07, Class A5
3.454%	09/15/50	40	42,423
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	70	73,182
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	70	69,767
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4
3.157%	09/15/50	80	82,032

Total Commercial Mortgage-Backed Securities (cost $699,373)			705,486
Corporate Bonds — 10.6%
Aerospace & Defense — 0.2%
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,758
Banks — 2.7%
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	60	51,199
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	25	26,057
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	$ 17,293
			94,549
Beverages — 0.6%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	20,922
Commercial Services — 0.7%
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	26,122
Electric — 1.5%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	10	10,812
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	30,602
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	10	10,493
			51,907
Multi-National — 1.5%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	50	53,433
Pharmaceuticals — 0.8%
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	30,147
Pipelines — 1.3%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	47,643
Semiconductors — 0.5%
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	16,584
Telecommunications — 0.8%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,274
3.150%	03/22/30	20	21,588
			26,862

Total Corporate Bonds (cost $372,258)			373,927
Sovereign Bonds — 10.5%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	11/16/20	200	201,636
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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	40	$ 46,055
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	40	41,513
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	40	42,787
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	40	41,036

Total Sovereign Bonds (cost $372,774)			373,027
U.S. Government Agency Obligations — 4.6%
Federal Home Loan Bank
3.250%	11/16/28	50	59,131
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	50	52,141
Federal National Mortgage Assoc.
1.625%	01/07/25	50	52,484

Total U.S. Government Agency Obligations (cost $163,427)			163,756
U.S. Treasury Obligations — 43.1%
U.S. Treasury Bonds
2.375%	11/15/49	70	87,260
U.S. Treasury Notes
0.500%	03/31/25	405	407,563
1.500%	02/15/30	25	26,953
2.375%	08/15/24(k)	830	902,105
U.S. Treasury Strip Coupon
2.953%(s)	08/15/28(k)	110	103,112

Total U.S. Treasury Obligations (cost $1,493,076)			1,526,993

Total Long-Term Investments (cost $3,100,908)			3,143,189

	Shares
Short-Term Investments — 8.5%
Affiliated Mutual Funds — 8.5%
PGIM Core Ultra Short Bond Fund(w)	300,617	300,617
PGIM Institutional Money Market Fund(w)	923	923

Total Affiliated Mutual Funds (cost $301,540)		301,540

Value
Options Purchased*~ — 0.0%
(cost $3,056)	$ 751

Total Short-Term Investments (cost $304,596)	302,291

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—97.2% (cost $3,405,504)	3,445,480
Option Written*~ — (0.0)%
(premiums received $852)	(469)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—97.2% (cost $3,404,652)	3,445,011

Other assets in excess of liabilities(z) — 2.8%	97,745

Net Assets — 100.0%	$ 3,542,756

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	3	3	$188
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	3	3	563
Total Options Purchased (cost $3,056)						$751
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	5	5	$(469)
(premiums received $852)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
3	2 Year U.S. Treasury Notes	Jun. 2020	$ 661,148	$ (2,543)
19	5 Year U.S. Treasury Notes	Jun. 2020	2,381,828	(20,682)
1	10 Year U.S. Treasury Notes	Jun. 2020	138,688	(1,564)
1	20 Year U.S. Treasury Bonds	Jun. 2020	179,063	(876)
				$(25,665)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	250	$(6,113)	$825	$6,938
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the
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AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
170	05/11/25	1.900%(S)	3 Month LIBOR(2)(Q)	$ 10,744	$ 12,756	$ 2,012
3,013	12/29/28	2.900%(S)	3 Month LIBOR(2)(Q)	478,612	602,909	124,297
				$489,356	$615,665	$126,309

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4